UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-42

DWS Portfolio Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place

Boston, MA 02110

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and Address of Agent for Service)

Date of fiscal year end:	01/31

Date of reporting period:	07/31/06

ITEM 1.               REPORT TO STOCKHOLDERS

JULY 31, 2006

Semiannual Report
to Shareholders

DWS Core Plus Income Fund

Contents

Click Here Performance Summary

Click Here Information About Your Fund's Expenses

Click Here Portfolio Management Review

Click Here Portfolio Summary

Click Here Investment Portfolio

Click Here Financial Statements

Click Here Financial Highlights

Click Here Notes to Financial Statements

Click Here Other Information

Click Here Shareholder Meeting Results

Click Here Account Management Resources

Click Here Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the fund's objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before you invest.

Investments in mutual funds involve risk. Some funds have more risk than others. The fund invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the fund, can decline and the investor can lose principal value. Please read this fund's prospectus for specific details regarding its investments and risk profile.

DWS Scudder is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Asset Management, Inc., Deutsche Investment Management Americas Inc. and DWS Trust Company.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary July 31, 2006

Classes A, B, C and Institutional

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

The maximum sales charge for Class A shares is 4.5%. For Class B shares, the maximum contingent deferred sales charge (CDSC) is 4% within the first year after purchase, declining to 0% after six years. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a CDSC of 1%. Unadjusted returns do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class B and C shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Returns shown for Class A, B and C shares for the periods prior to their inception on June 25, 2001 are derived from the historical performance of Class S shares of the DWS Core Plus Income Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. Any difference in expenses will affect performance.

Average Annual Total Returns (Unadjusted for Sales Charge, if any) as of 7/31/06
DWS Core Plus Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class A	.43%	.94%	3.92%	4.12%	5.19%
Class B	-.01%	.06%	3.04%	3.28%	4.38%
Class C	.08%	.15%	3.09%	3.35%	4.46%
Lehman Brothers US Aggregate Bond Index+	.61%	1.46%	3.68%	4.79%	6.33%
DWS Core Plus Income Fund	6-Month*	1-Year	3-Year	5-Year	Life of Class*
Institutional Class	.60%	1.36%	4.28%	4.47%	4.68%
Lehman Brothers US Aggregate Bond Index+	.61%	1.46%	3.68%	4.79%	5.17%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

* Institutional Class shares commenced operations on June 25, 2001. Index returns began on June 30, 2001.

Net Asset Value and Distribution Information
	Class A	Class B	Class C	Institutional Class
Net Asset Value: 7/31/06	$ 12.45	$ 12.45	$ 12.45	$ 12.43
1/31/06	$ 12.68	$ 12.68	$ 12.67	$ 12.66
Distribution Information: Six Months: Income Dividends as of 7/31/06	$ .28	$ .23	$ .23	$ .30
July Income Dividend	$ .0468	$ .0375	$ .0376	$ .0503
SEC 30-day Yield++ as of 7/31/06	4.53%	3.97%	3.97%	5.05%
Current Annualized Distribution Rate++ as of 7/31/06	4.51%	3.61%	3.62%	4.86%

++ The SEC yield is net investment income per share earned over the month ended July 31, 2006, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 3.56% and 3.92% for Class B and C shares, respectively, had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2006. Distribution rate simply measures the level of dividends and is not a complete measure of performance. In addition, the current annualized distribution rates would have been 3.20% and 3.57% for Class B and C shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Class A Lipper Rankings — Corporate Debt Funds A-Rated Category as of 7/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	74	of	172	43
3-Year	40	of	148	27
5-Year	73	of	110	66

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return unadjusted for sales charges with distributions reinvested. If sales charges had been included, rankings might have been less favorable. Rankings are for Class A shares; other share classes may vary.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)
[] DWS Core Plus Income Fund — Class A [] Lehman Brothers US Aggregate Bond Index+

Yearly periods ended July 31

The Fund's growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 4.50%. This results in a net initial investment of $9,550.

Comparative Results (Adjusted for Maximum Sales Charge) as of 7/31/06
DWS Core Plus Income Fund		1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,640	$10,716	$11,685	$15,847
	Average annual total return	-3.60%	2.33%	3.16%	4.71%
Class B	Growth of $10,000	$9,717	$10,744	$11,652	$15,348
	Average annual total return	-2.83%	2.42%	3.11%	4.38%
Class C	Growth of $10,000	$10,015	$10,955	$11,789	$15,477
	Average annual total return	.15%	3.09%	3.35%	4.46%
Lehman Brothers US Aggregate Bond Index+	Growth of $10,000	$10,146	$11,146	$12,635	$18,476
	Average annual total return	1.46%	3.68%	4.79%	6.33%
		1-Year	3-Year	5-Year	Life of Class*
Institutional Class	Growth of $1,000,000	$1,013,600	$1,133,900	$1,244,300	$1,263,300
	Average annual total return	1.36%	4.28%	4.47%	4.68%
Lehman Brothers US Aggregate Bond Index+	Growth of $1,000,000	$1,014,600	$1,114,600	$1,263,500	$1,291,800
	Average annual total return	1.46%	3.68%	4.79%	5.17%

The growth of $10,000 and $1,000,000 is cumulative.

The minimum initial investment for Institutional Class shares is $1,000,000.

* Institutional Class shares commenced operations on June 25, 2001. Index returns began on June 30, 2001.

+ The Lehman Brothers US Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S

Class S shares are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.)

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted. Please visit www.dws-scudder.com for the Fund's most recent month-end performance.

To discourage short-term trading, the Fund imposes a 2% redemption fee on shareholders redeeming shares held less than 15 days, which has the effect of lowering total return.

Returns and rankings during all periods shown for Class S shares reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns and rankings would have been lower.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Returns and rankings may differ by share class.

Average Annual Total Returns as of 7/31/06
DWS Core Plus Income Fund	6-Month*	1-Year	3-Year	5-Year	10-Year
Class S	.53%	1.23%	4.13%	4.35%	5.44%
Lehman Brothers US Aggregate Bond Index+	.61%	1.46%	3.68%	4.79%	6.33%

Sources: Lipper Inc. and Deutsche Investment Management Americas Inc.

* Total returns shown for periods less than one year are not annualized.

Net Asset Value and Distribution Information
Class S
Net Asset Value: 7/31/06	$ 12.45
1/31/06	$ 12.68
Distribution Information: Six Months: Income Dividends as of 7/31/06	$ .30
July Income Dividend	$ .0495
SEC 30-day Yield++ as of 7/31/06	5.02%
Current Annualized Distribution Rate++ as of 7/31/06	4.77%

++ The SEC yield is net investment income per share earned over the month ended July 31, 2006, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 4.99% for Class S shares had certain expenses not been reduced. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on July 31, 2006. Distribution rate simply measures the level of dividends and is not a complete measure of performance. In addition, the current annualized distribution rate would have been 4.74% for Class S shares had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

Growth of an Assumed $10,000 Investment
[] DWS Core Plus Income Fund — Class S [] Lehman Brothers US Aggregate Bond Index+

Yearly periods ended July 31
Comparative Results as of 7/31/06
DWS Core Plus Income Fund		1-Year	3-Year	5-Year	10-Year
Class S	Growth of $10,000	$10,123	$11,291	$12,372	$16,990
	Average annual total return	1.23%	4.13%	4.35%	5.44%
Lehman Brothers US Aggregate Bond Index+	Growth of $10,000	$10,146	$11,146	$12,635	$18,476
	Average annual total return	1.46%	3.68%	4.79%	6.33%

The growth of $10,000 is cumulative.

+ The Lehman Brothers US Aggregate Bond Index is an unmanaged market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Class S Lipper Rankings — Corporate Debt Funds A-Rated Category as of 7/31/06
Period	Rank		Number of Funds Tracked	Percentile Ranking (%)
1-Year	47	of	172	28
3-Year	30	of	148	21
5-Year	58	of	110	51
10-Year	45	of	64	70

Source: Lipper Inc. Rankings are historical and do not guarantee future results. Rankings are based on total return with distributions reinvested. Rankings are for Class S shares; other share classes may vary.

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, Class B, C, and S shares of the Fund limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (February 1, 2006 to July 31, 2006).

The tables illustrate your Fund's expenses in two ways:

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended July 31, 2006
Actual Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 2/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/06	$ 1,004.30	$ 999.90	$ 1,000.80	$ 1,005.30	$ 1,006.00
Expenses Paid per $1,000*	$ 5.32	$ 9.47	$ 9.33	$ 4.28	$ 3.78
Hypothetical 5% Fund Return	Class A	Class B	Class C	Class S	Institutional Class
Beginning Account Value 2/1/06	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00	$ 1,000.00
Ending Account Value 7/31/06	$ 1,019.49	$ 1,015.32	$ 1,015.47	$ 1,020.53	$ 1,021.53
Expenses Paid per $1,000*	$ 5.36	$ 9.54	$ 9.39	$ 4.31	$ 3.81

* Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 365.

Annualized Expense Ratios	Class A	Class B	Class C	Class S	Institutional Class
DWS Core Plus Income Fund	1.07%	1.91%	1.88%	.86%	.76%

For more information, please refer to the Fund's prospectuses.

Portfolio Management Review

In the following interview, Gary Bartlett, J. Christopher Gagnier, Warren S. Davis, Thomas J. Flaherty, Daniel R. Taylor and Timothy C. Vile, who serve as senior portfolio managers, as well as their extensive team of co-portfolio managers, discuss the recent market environment and strategy in managing DWS Core Plus Income Fund during its most recent semiannual period ended July 31, 2006.

Q: How did DWS Core Plus Income Fund perform for the six-month period ended July 31, 2006?

A: In the period, the fund lagged its benchmark but outperformed its average Lipper peer. The total return of the fund's Class A shares for the six-month period ended July 31, 2006 was 0.43%. (Returns are unadjusted for sales charges. If sales charges had been included, returns would have been lower. Past performance is no guarantee of future results. Please see pages 4 through 8 for the performance of other share classes and for more complete performance information.) The Lehman Brothers US Aggregate Bond Index delivered a 0.61% return.1 The average fund in the Lipper Corporate Debt A-Rated Funds category had a 0.30% return for the six-month period ended July 31, 2006.2

1 The Lehman Brothers US Aggregate Bond Index is an unmanaged, market value-weighted index representing domestic taxable investment-grade bonds, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities with average maturities of one year or more. Index returns assume reinvestment of dividends, and unlike fund returns, do not reflect fees or expenses. It is not possible to invest into an index.

2 The Lipper Corporate Debt A-Rated Funds category is comprised of funds that invest primarily in corporate debt issues rated A or better or government issues. It is not possible to invest directly into a Lipper category.

Q: How did the bond market perform during the six-month period ended July 31, 2006?

A: The Fed may now have given the bond market a solid hint that the tightening cycle is near its end. While rates increased and the curve flattened — and even inverted — over the course of six months, Treasury prices rallied as the period came to a close. The statement accompanying the twenty-five-basis-point increase in Fed Funds to 5-1/4% on June 29, which expressed concern about slowing economic growth, perhaps placated a bond market which has been leaning a bit toward economic slowdown for much of the recent two-year tightening cycle. Overall, the ten-year Treasury ended the period up 46 basis points in yield at 4.98% while the yield on the two-year note climbed 43 basis points to 4.95%.

Performance in the spread sectors3 was volatile for the six months as at various times tighter monetary conditions, weak equity markets and fears that US growth may be decelerating more than expected all pressured the market. However, strong fundamentals and the quest for returns via the "carry" route drove positive excess returns overall for the period. Investment-grade credit produced only +3 basis points of excess returns, ending the period 8 basis points wider in spread to Treasuries at 0.88%. Strong fundamentals also powered returns in the higher quality spread sectors (MBS and ABS), despite generally wider swap spreads and increased rate volatility.

3 Spread sectors are non-Treasury bond sectors of the fixed-income market.

In terms of lower quality, riskier assets performed better with BBB-rated issues producing +10 basis points in excess returns and the high-yield bond sector strongly moved into positive territory with a 3.05% total return. The average high-yield spread initially tightened and then widened late in the period. Emerging market debt benefited from these trends as well with the sector returning 1.21%.

Q: What factors helped and hurt performance and how is the fund positioned?

A: Our sell discipline caused us to reduce risk in the investment- grade corporate sector early in the period on strength, which positively impacted returns. Our security selection process led us to an overweight in the media cable sector, which performed well, and to an underweight in underperforming sectors such as energy and sovereigns.4 Avoiding issuers subject to notable event risk (e.g. Andarko and Kinder-Morgan) also helped results. In the financial sector, holdings of hybrid capital securities detracted from results as pending regulatory action caused uncertainty with respect to how attractive this security type would be for insurance company investment portfolios.

4 "Overweight" means the fund holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the fund holds a lower weighting.

5 A measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA and so forth. The lower the rating, the higher the probability of detail.

The Lehman Mortgage Index produced +7 basis points (bps) in excess returns for the period despite losing significant ground (-41 bps excess) in March. Our approach to the sector emphasizes investment in well-structured collateralized mortgage obligations (CMOs), which are generally less sensitive to rate and volatility changes than are the pass-throughs which comprise the Mortgage Index. We have added to our mortgage-backed security overweight over several months, primarily in the form of CMOs, as the recent low volatility environment has helped produce compelling relative valuations in the sector. This approach was again beneficial for the six months as our more stable investments outperformed in the volatile interest rate environment. Commercial mortgage-backed securities (+38 bps excess) and asset-backed securities (+20 bps excess) were the best performing among investment-grade spread sectors and our overweight to each was a positive factor.

Despite significant weakness in the high-yield sector late in the period, our allocation added to performance thanks to good security selection and an emphasis on BB-rated issues.5 Earlier in the year, our relative value discipline led us to upgrade our holdings at an opportune time to get more defensive.

The good news is that we entered the period with a small allocation to emerging market debt. The bad news is that the significant sell-off in the sector caused our exposure to detract somewhat from relative performance late in the period. We took advantage of weakness to increase our allocation near the recent high in spreads.

A short dollar position relative to the Euro and selected Asian currencies added value as the dollar weakened significantly during the period. While we remain fundamentally bearish on the dollar, we reduced our short exposure after the sharp sell-off and will look for better levels to increase positions.

Q: What are your general thoughts on the state of the bond market?

A: We believe the possibility of a hard landing is increasing due to rising market volatility in the second quarter. Though the market does not appear to be headed for a recession, the continued flat or inverted yield curve is still cause for concern. Rate watchers are questioning whether the tightening cycle is over or merely pausing. Thankfully, our philosophy is not predicated on guessing Fed moves. What continues to benefit our strictly bottom-up style is that the volatility and uncertainty in the markets has continued to create dislocations, and therefore investment opportunities, in individual securities.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The management team's views are subject to change at any time based on market and other conditions and should not be construed as a recommendation. Past performance is no guarantee of future results.

Portfolio Summary

Asset Allocation (Excludes Securities Lending Collateral)	7/31/06	1/31/06

Commercial and Non-Agency Mortgage Backed Securites	28%	18%
Corporate Bonds	20%	19%
Collateralized Mortgage Obligations	14%	17%
US Treasury Obligations	9%	17%
Foreign Bonds — US$ Denominated	7%	6%
US Government Agency Sponsored Pass-Throughs	7%	5%
Municipal Bonds and Notes	5%	5%
Asset Backed	4%	7%
Cash Equivalents, net**	3%	3%
Preferred Stocks	2%	1%
Foreign Bonds — Non US$ Denominated	1%	2%
	100%	100%
Quality (Excludes Securities Lending Collateral)	7/31/06	1/31/06

US Government and Agencies	30%	39%
AAA*	38%	28%
AA	3%	3%
A	9%	10%
BBB	14%	12%
BB	4%	5%
B	2%	3%
	100%	100%

* Category includes cash equivalents.

** Includes other assets and liabilities.

Asset allocation and quality are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Fund's credit quality does not remove market risk.

Effective Maturity (Excludes Cash Equivalents)	7/31/06	1/31/06

Less than 1 year	8%	15%
1-4.99 years	37%	31%
5-9.99 years	42%	35%
Greater than 10 years	13%	19%
	100%	100%

Weighted average effective maturity: 7.21 years and 6.82 years, respectively.

Effective maturity is subject to change.

For more complete details about the Fund's investment portfolio, see page 17. A quarterly Fact Sheet is available upon request. Information concerning portfolio holdings of the Fund as of month end will be posted to www.dws-scudder.com on on or after the last day of the following month. Please see the Account Management Resources section for contact information.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio as of July 31, 2006 (Unaudited)

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 19.7%
Consumer Discretionary 4.1%
Auburn Hills Trust, 12.375%, 5/1/2020	311,000	446,420
Avis Budget Car Rental LLC, 144A, 7.625%, 5/15/2014	873,000	855,540
Aztar Corp., 7.875%, 6/15/2014	95,000	100,937
Boyd Gaming Corp., 7.125%, 2/1/2016	530,000	502,837
Cablevision Systems Corp., Series B, 9.62%*, 4/1/2009	30,000	31,950
Caesars Entertainment, Inc.:
7.875%, 3/15/2010	1,250,000	1,293,750
8.875%, 9/15/2008	50,000	52,313
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	696,000	871,359
Comcast MO of Delaware, Inc., 9.0%, 9/1/2008	2,000,000	2,129,710
CSC Holdings, Inc.:
7.25%, 7/15/2008	40,000	40,250
7.875%, 12/15/2007	75,000	76,219
DaimlerChrysler NA Holding Corp., Series E, 5.679%*, 10/31/2008	2,057,000	2,066,855
Dex Media East LLC/Financial, 12.125%, 11/15/2012	211,000	235,792
EchoStar DBS Corp.:
6.625%, 10/1/2014	10,000	9,650
144A, 7.125%, 2/1/2016	15,000	14,738
Foot Locker, Inc., 8.5%, 1/15/2022	15,000	14,063
Ford Motor Co., 7.45%, 7/16/2031	10,000	7,350
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	120,000	114,450
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	135,000	147,150
Gregg Appliances, Inc., 9.0%, 2/1/2013	25,000	23,000
Harrah's Operating Co., Inc.:
5.625%, 6/1/2015	2,292,000	2,138,230
5.75%, 10/1/2017	2,108,000	1,938,144
Hertz Corp.:
144A, 8.875%, 1/1/2014	60,000	62,550
144A, 10.5%, 1/1/2016	15,000	16,313
INVISTA, 144A, 9.25%, 5/1/2012	1,429,000	1,479,015
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	80,000	76,400
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	40,000	39,800
Lear Corp.:
Series B, 5.75%, 8/1/2014	10,000	8,100
Series B, 8.11%, 5/15/2009	70,000	68,075
Liberty Media Corp.:
5.7%, 5/15/2013	10,000	9,269
8.25%, 2/1/2030	50,000	49,085
8.5%, 7/15/2029	45,000	44,772
Linens 'n Things, Inc., 144A, 11.132%*, 1/15/2014	20,000	18,550
MGM MIRAGE:
144A, 6.75%, 4/1/2013	815,000	782,400
8.375%, 2/1/2011	25,000	25,688
9.75%, 6/1/2007	65,000	66,706
Mohawk Industries, Inc., Series D, 7.2%, 4/15/2012	1,125,000	1,167,113
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	40,000	41,950
NCL Corp., 10.625%, 7/15/2014	10,000	9,750
Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014	15,000	15,675
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012	70,000	73,062
PRIMEDIA, Inc.:
8.875%, 5/15/2011	20,000	19,050
10.545%*, 5/15/2010	60,000	61,200
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	10,000	11,175
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009	120,000	128,400
Royal Caribbean Cruises Ltd., 7.0%, 6/15/2013	854,000	852,844
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011	110,000	114,675
TCI Communications, Inc., 8.75%, 8/1/2015	1,960,000	2,252,471
Tele-Communications, Inc.:
9.875%, 6/15/2022	475,000	603,933
10.125%, 4/15/2022	675,000	865,057
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014	20,000	18,400
Time Warner, Inc.:
7.57%, 2/1/2024	965,000	1,029,080
7.625%, 4/15/2031	473,000	508,606
TRW Automotive, Inc., 11.0%, 2/15/2013	125,000	136,562
United Auto Group, Inc., 9.625%, 3/15/2012	105,000	109,462
Viacom, Inc.:
144A, 5.75%, 4/30/2011	1,598,000	1,568,221
144A, 6.875%, 4/30/2036	3,768,000	3,613,651
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	20,000	20,650
		29,078,417
Consumer Staples 0.3%
Birds Eye Foods, Inc., 11.875%, 11/1/2008	52,000	52,975
Dean Foods Co., 7.0%, 6/1/2016	1,420,000	1,373,850
Delhaize America, Inc.:
8.05%, 4/15/2027	35,000	34,543
9.0%, 4/15/2031	125,000	140,255
Harry & David Holdings, Inc., 10.231%*, 3/1/2012	20,000	19,000
Swift & Co.:
10.125%, 10/1/2009	15,000	15,412
12.5%, 1/1/2010	10,000	10,250
Viskase Co., Inc., 11.5%, 6/15/2011	130,000	133,900
		1,780,185
Energy 1.0%
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015	80,000	80,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	32,156
6.375%, 6/15/2015	1,050,000	987,000
6.875%, 1/15/2016	85,000	82,025
7.625%, 7/15/2013	435,000	442,069
7.75%, 1/15/2015	35,000	35,263
Dynegy Holdings, Inc.:
7.625%, 10/15/2026	70,000	61,250
144A, 8.375%, 5/1/2016	60,000	58,950
El Paso Production Holding Corp., 7.75%, 6/1/2013	70,000	71,138
Enterprise Products Operating LP:
Series B, 5.0%, 3/1/2015	2,133,000	1,955,261
7.5%, 2/1/2011	1,194,000	1,260,763
8.375%, 8/1/2066	1,022,000	1,045,276
Frontier Oil Corp., 6.625%, 10/1/2011	55,000	53,350
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007	75,000	75,000
Northwest Pipeline Corp., 144A, 7.0%, 6/15/2016	218,000	218,000
Plains Exploration & Production Co.:
7.125%, 6/15/2014	40,000	39,600
Series B, 8.75%, 7/1/2012	40,000	41,850
Southern Natural Gas, 8.875%, 3/15/2010	115,000	121,526
Stone Energy Corp.:
6.75%, 12/15/2014	60,000	61,200
144A, 8.24%*, 7/15/2010	80,000	80,000
Williams Companies, Inc.:
8.125%, 3/15/2012	160,000	167,600
8.75%, 3/15/2032	75,000	81,000
		7,050,277
Financials 5.5%
Agfirst Farm Credit Bank, 8.393%, 12/15/2016	3,100,000	3,357,697
Ambac Financial Group, Inc., 5.95%, 12/5/2035	1,625,000	1,540,890
American General Finance Corp.:
Series H, 4.0%, 3/15/2011	5,102,000	4,755,574
Series I, 4.875%, 5/15/2010	110,000	106,987
American International Group, Inc., 144A, 6.25%, 5/1/2036	3,235,000	3,218,272
Ameriprise Financial, Inc., 7.518%, 6/1/2066	234,000	240,652
Ashton Woods USA LLC, 9.5%, 10/1/2015	65,000	57,200
ASIF Global Finance XVIII, 144A, 3.85%, 11/26/2007	1,740,000	1,703,817
E*TRADE Financial Corp.:
7.375%, 9/15/2013	50,000	50,125
8.0%, 6/15/2011	45,000	46,238
Erac USA Finance Co., 144A, 8.0%, 1/15/2011	2,896,000	3,143,275
ERP Operating LP, 6.95%, 3/2/2011	246,000	258,486
Ford Motor Credit Co.:
7.25%, 10/25/2011	155,000	140,774
7.375%, 10/28/2009	290,000	273,549
7.875%, 6/15/2010	80,000	75,267
144A, 9.75%, 9/15/2010	1,110,282	1,098,901
General Motors Acceptance Corp.:
6.875%, 9/15/2011	2,628,000	2,544,674
8.0%, 11/1/2031	140,000	137,298
H&E Equipment/Finance:
11.125%, 6/15/2012	25,000	27,444
12.5%, 6/15/2013	20,000	22,323
ILFC E-Capital Trust II, 144A, 6.25%, 12/21/2065	2,690,000	2,593,937
Lincoln National Corp., 7.0%, 5/17/2066	2,580,000	2,619,946
Ohio Casualty Corp., 7.3%, 6/15/2014	545,000	564,053
Poster Financial Group, Inc., 8.75%, 12/1/2011	90,000	92,925
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	105,000	115,369
Reinsurance Group of America, Inc., 6.75%, 12/15/2065	4,655,000	4,348,720
Sovereign Capital Trust VI, 7.908%, 6/13/2036	1,465,000	1,548,367
The Goldman Sachs Group, Inc., 6.45%, 5/1/2036	3,635,000	3,569,545
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	70,000	53,200
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	40,000	38,200
United Dominion Realty Trust, Inc., Series E, (REIT), 3.9%, 3/15/2010	770,000	727,093
Universal City Development, 11.75%, 4/1/2010	85,000	92,012
		39,162,810
Health Care 0.2%
HCA, Inc., 6.5%, 2/15/2016	40,000	31,850
Highmark, Inc., 144A, 6.8%, 8/15/2013	1,112,000	1,152,413
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015	110,000	101,475
		1,285,738
Industrials 1.4%
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	102,000	108,375
Browning-Ferris Industries:
7.4%, 9/15/2035	70,000	61,250
9.25%, 5/1/2021	115,000	116,437
Case New Holland, Inc., 9.25%, 8/1/2011	100,000	105,375
Cenveo Corp., 7.875%, 12/1/2013	70,000	68,075
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	45,000	44,325
Compression Polymers Corp.:
144A, 10.5%, 7/1/2013	85,000	87,125
144A, 12.39%*, 7/1/2012	70,000	71,400
Corrections Corp. of America, 6.75%, 1/31/2014	481,000	468,374
D.R. Horton, Inc., 5.375%, 6/15/2012	2,375,000	2,221,867
DRS Technologies, Inc., 7.625%, 2/1/2018	35,000	34,913
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	80,000	68,400
8.625%, 1/15/2017 (b)	1,382,000	1,347,450
8.875%, 4/1/2012	85,000	81,387
Kansas City Southern:
7.5%, 6/15/2009	20,000	20,100
9.5%, 10/1/2008	115,000	120,462
Millennium America, Inc., 9.25%, 6/15/2008	35,000	35,788
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	25,000	25,313
Pulte Homes, Inc., 7.875%, 8/1/2011	2,846,000	3,021,783
Ship Finance International Ltd., 8.5%, 12/15/2013	20,000	18,800
Standard Pacific Corp., 6.5%, 8/15/2010	545,000	502,762
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	70,000	75,250
Xerox Corp.:
6.4%, 3/15/2016	1,409,000	1,350,879
7.125%, 6/15/2010	74,000	75,110
		10,131,000
Information Technology 0.1%
L-3 Communications Corp.:
5.875%, 1/15/2015	85,000	79,688
Series B, 6.375%, 10/15/2015	35,000	33,600
Lucent Technologies, Inc., 6.45%, 3/15/2029	205,000	174,762
Sanmina-SCI Corp., 8.125%, 3/1/2016	60,000	58,500
UGS Corp., 10.0%, 6/1/2012	75,000	80,719
Unisys Corp., 7.875%, 4/1/2008	110,000	109,725
		536,994
Materials 0.8%
ARCO Chemical Co., 9.8%, 2/1/2020	185,000	213,675
Chemtura Corp., 6.875%, 6/1/2016	1,348,000	1,300,820
Equistar Chemical Funding, 10.625%, 5/1/2011	50,000	53,750
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	80,000	80,800
GEO Specialty Chemicals, Inc., 144A, 13.998%*, 12/31/2009	162,000	141,143
Greif, Inc., 8.875%, 8/1/2012	40,000	42,100
Hexcel Corp., 6.75%, 2/1/2015	60,000	57,450
Huntsman LLC, 11.625%, 10/15/2010	105,000	115,631
IMC Global, Inc., 10.875%, 8/1/2013	552,000	609,960
Lyondell Chemical Co., 10.5%, 6/1/2013	20,000	21,950
Massey Energy Co.:
6.625%, 11/15/2010	75,000	75,000
6.875%, 12/15/2013	50,000	46,125
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	84,000	71,400
Newmont Mining Corp., 5.875%, 4/1/2035	1,002,000	898,336
Omnova Solutions, Inc., 11.25%, 6/1/2010	125,000	131,250
Peabody Energy Corp., Series B, 6.875%, 3/15/2013	603,000	586,417
Pliant Corp., 11.85%, 6/15/2009 (PIK)	5	6
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	51,000	54,825
United States Steel Corp., 9.75%, 5/15/2010	90,000	95,850
Westlake Chemical Corp., 6.625%, 1/15/2016	1,066,000	991,380
Witco Corp., 6.875%, 2/1/2026	20,000	18,000
		5,605,868
Telecommunication Services 1.6%
American Cellular Corp., Series B, 10.0%, 8/1/2011	25,000	26,187
AT&T, Inc., 6.8%, 5/15/2036	1,455,000	1,464,083
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	95,000	94,050
8.375%, 1/15/2014	75,000	73,500
Citizens Communications Co., 9.0%, 8/15/2031	533,000	546,325
Embarq Corp., 7.995%, 6/1/2036	2,303,000	2,362,429
Insight Midwest LP, 9.75%, 10/1/2009	110,000	112,200
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	185,000	189,526
PanAmSat Corp., 144A, 9.0%, 6/15/2016	15,000	15,319
Qwest Corp., 7.25%, 9/15/2025	75,000	71,344
SBC Communications, Inc., 6.25%, 3/15/2011	4,245,000	4,328,457
US Unwired, Inc., Series B, 10.0%, 6/15/2012	50,000	55,000
Verizon Maryland, Inc., 8.3%, 8/1/2031	1,645,000	1,816,541
		11,154,961
Utilities 4.7%
AES Corp., 144A, 8.75%, 5/15/2013	250,000	267,500
Allegheny Energy Supply Co. LLC:
7.8%, 3/15/2011	467,000	489,183
144A, 8.25%, 4/15/2012	931,000	991,515
CC Funding Trust I, 6.9%, 2/16/2007	2,538,050	2,553,486
CMS Energy Corp., 8.5%, 4/15/2011	135,000	142,088
Constellation Energy Group, 7.6%, 4/1/2032	1,255,000	1,387,384
Consumers Energy Co.:
Series F, 4.0%, 5/15/2010	1,730,000	1,625,053
5.0%, 2/15/2012	3,605,000	3,444,300
Dominion Resources, Inc., 7.5%, 6/30/2066	3,155,000	3,174,583
Edison Mission Energy, 144A, 7.75%, 6/15/2016	898,000	886,775
Entergy Louisiana LLC, 6.3%, 9/1/2035	625,000	581,762
FPL Energy National Wind, 144A, 5.608%, 3/10/2024	1,919,768	1,858,815
MidAmerican Energy Holdings Co., 144A, 6.125%, 4/1/2036	3,085,000	2,968,618
Mirant Americas Generation LLC, 8.3%, 5/1/2011	15,000	14,625
Mirant North America LLC, 144A, 7.375%, 12/31/2013	20,000	19,225
Mission Energy Holding Co., 13.5%, 7/15/2008	200,000	223,500
Northeast Utilities, Series B, 3.3%, 6/1/2008	3,985,000	3,819,391
NRG Energy, Inc.:
7.25%, 2/1/2014	270,000	264,263
7.375%, 2/1/2016	335,000	327,463
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	180,000	194,400
Sierra Pacific Resources:
6.75%, 8/15/2017	50,000	47,616
8.625%, 3/15/2014	30,000	31,769
TXU Corp., 7.48%, 1/1/2017	2,207,000	2,243,570
TXU Energy Co., 7.0%, 3/15/2013	1,194,000	1,229,512
Xcel Energy, Inc., 7.0%, 12/1/2010	4,493,000	4,712,523
		33,498,919
Total Corporate Bonds (Cost $144,374,302)		139,285,169

Foreign Bonds — US$ Denominated 6.8%
Consumer Discretionary 0.0%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	114,000	123,120
Shaw Communications, Inc., 8.25%, 4/11/2010	35,000	36,269
		159,389
Energy 0.3%
OAO Gazprom, 144A, 9.625%, 3/1/2013 (b)	1,521,000	1,779,570
Secunda International Ltd., 13.507%*, 9/1/2012	35,000	36,750
		1,816,320
Financials 3.9%
AES El Salvador Trust, 144A, 6.75%, 2/1/2016	1,700,000	1,599,243
Banco Do Estado de Sao Paulo, 144A, 8.7%, 9/20/2049	590,000	595,900
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	100,000	115,250
DBS Capital Funding Corp., Series A, 144A, 7.657%, 3/31/2049	1,657,000	1,778,968
Doral Financial Corp., 6.33%*, 7/20/2007	90,000	84,495
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	15,000	12,825
Mantis Reef Ltd., 144A, 4.692%, 11/14/2008	6,400,000	6,235,802
Mizuho Financial Group, (Cayman), 8.375%, 12/29/2049	3,905,000	4,110,012
Oil Insurance Ltd., 144A, 7.558%, 12/29/2049	4,980,000	5,007,739
Royal Bank of Scotland Group PLC, Series 1, 9.118%, 3/31/2049	1,360,000	1,504,435
Skandinaviska Enskilda Banken AB, 144A, 5.471%, 3/29/2049	235,000	218,046
SPI Electricity & Gas Australia Holdings Property Ltd., 144A, 6.15%, 11/15/2013	2,025,000	2,037,861
Svenska Handelsbanken AB, 144A, 7.125%, 3/29/2049	1,165,000	1,176,488
TNK-BP Finance SA, 144A, 7.5%, 7/18/2016	3,120,000	3,154,894
		27,631,958
Health Care 0.0%
Biovail Corp., 7.875%, 4/1/2010	95,000	96,425
Industrials 0.3%
Grupo Transportacion Ferroviaria Mexicana SA de CV:
9.375%, 5/1/2012	892,000	947,750
10.25%, 6/15/2007	165,000	168,919
12.5%, 6/15/2012	150,000	165,000
Kazakhstan Temir Zholy, 7.0%, 5/11/2016	900,000	896,517
Stena AB, 9.625%, 12/1/2012	15,000	16,200
		2,194,386
Materials 0.4%
Cascades, Inc., 7.25%, 2/15/2013	85,000	79,262
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	2,682,000	2,531,006
ISPAT Inland ULC, 9.75%, 4/1/2014	90,000	99,900
Novelis, Inc., 144A, 7.75%, 2/15/2015	80,000	77,400
Rhodia SA, 10.25%, 6/1/2010	30,000	32,475
		2,820,043
Sovereign Bonds 1.0%
Dominican Republic:
Series REG S, 8.625%, 4/20/2027	400,000	411,000
Series REG S, 9.04%, 1/23/2018	295,104	319,450
Federative Republic of Brazil, 8.875%, 10/14/2019	25,000	29,000
Government of Ukraine, Series REG S, 7.65%, 6/11/2013	590,000	609,293
Islamic Republic of Pakistan:
Series REG S, 7.125%, 3/31/2016	130,000	121,005
Series REG S, 7.875%, 3/31/2036	130,000	121,713
Republic of Argentina:
GDP Linked Notes, 12/15/2035	2,076,943	193,156
4.889%*, 8/3/2012 (PIK)	620,000	418,203
8.28%, 12/31/2033 (PIK)	23,624	22,147
Republic of Ecuador, Series REG S, 9.375%, 12/15/2015	200,000	209,000
Republic of El Salvador, Series REG S, 7.65%, 6/15/2035	480,000	484,800
Republic of Panama, 6.7%, 1/26/2036	70,000	66,500
Republic of Philippines:
9.375%, 1/18/2017	170,000	194,863
10.625%, 3/16/2025	300,000	384,375
Republic of Turkey, 6.875%, 3/17/2036	690,000	618,412
Republic of Uruguay:
7.5%, 3/15/2015	240,000	243,000
7.625%, 3/21/2036	680,000	646,000
Republic of Venezuela, 10.75%, 9/19/2013	240,000	291,120
Russian Federation, Series REG S, Step-up Coupon, 5.0% to 3/31/2007, 7.5% to 3/31/2030	180,000	195,894
State of Qatar, Series REG S, 9.75%, 6/15/2030	960,000	1,358,400
United Mexican States, 8.3%, 8/15/2031	210,000	252,525
		7,189,856
Telecommunication Services 0.9%
Embratel, Series B, 11.0%, 12/15/2008	13,000	14,170
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016	10,000	10,100
Millicom International Cellular SA, 10.0%, 12/1/2013	25,000	26,750
Mobifon Holdings BV, 12.5%, 7/31/2010	315,000	353,194
Nordic Telephone Co. Holdings, 144A, 8.875%, 5/1/2016	636,000	655,080
Nortel Networks Ltd.:
144A, 9.73%*, 7/15/2011	80,000	80,400
144A, 10.125%, 7/15/2013	35,000	35,219
144A, 10.75%, 7/15/2016	25,000	25,531
NTL Cable PLC, 9.125%, 8/15/2016	325,000	329,063
Stratos Global Corp., 144A, 9.875%, 2/15/2013	60,000	52,200
Telecom Italia Capital:
4.0%, 1/15/2010	320,000	301,194
4.95%, 9/30/2014	1,625,000	1,477,968
5.25%, 11/15/2013	3,108,000	2,912,668
		6,273,537
Total Foreign Bonds — US$ Denominated (Cost $49,072,375)		48,181,914

Foreign Bonds — Non US$ Denominated 1.6%
Financials 0.2%
European Investment Bank, 10.0%, 1/28/2011 TRY	1,500,000	818,910
Red Arrow International Leasing, "A", 8.375%, 3/31/2012 RUB	14,175,659	535,555
		1,354,465
Sovereign Bonds 1.4%
Aries Vermogensverwaltung GmbH, Series B, REG S, 7.75%, 10/25/2009 EUR	250,000	356,086
Central Bank of Argentina, 2.0%, 2/4/2018 ARS	720,000	322,431
Government of Indonesia:
Series FR-23, 11.0%, 12/15/2012 IDR	3,000,000,000	316,869
Series FR-26, 11.0%, 10/15/2014 IDR	5,671,000,000	593,986
Series FR-33, 12.5%, 3/15/2013 IDR	2,000,000,000	225,910
Government of Malaysia, Series 1/04, 4.305%, 2/27/2009 MYR	2,650,000	727,566
Government of Peru, 8.2%, 8/12/2026 PEN	2,000,000	638,420
Mexican Bonds:
Series M-20, 8.0%, 12/7/2023 MXN	21,060,000	1,789,704
Series MI-10, 8.0%, 12/19/2013 MXN	40,630,000	3,657,024
Series MI-10, 9.5%, 12/18/2014 MXN	5,800,000	563,583
Republic of Argentina:
GDP Linked Notes, 12/15/2035 ARS	5,845,697	152,232
5.83%, 12/31/2033 (PIK) ARS	530,000	213,845
Republic of Turkey, 15.0%, 2/10/2010 TRY	460,000	284,668
		9,842,324
Total Foreign Bonds — Non US$ Denominated (Cost $10,695,679)		11,196,789

Asset Backed 4.4%
Automobile Receivables 0.2%
MMCA Automobile Trust:
"A4", Series 2002-2, 4.3%, 3/15/2010	74,904	74,844
"B", Series 2002-2, 4.67%, 3/15/2010	1,218,556	1,210,728
"B", Series 2002-1, 5.37%, 1/15/2010	359,196	358,179
		1,643,751
Home Equity Loans 4.2%
Aegis Asset Backed Securities Trust, "N1", Series 2005-3N, 144A, 4.75%, 8/25/2035	737,403	734,055
Bear Stearns Asset Backed Securities NIM, "A1", Series 2005-FR1, 144A, 5.0%, 6/25/2035	631,954	630,048
Countrywide Asset-Backed Certificates, "AF2", Series 2005-7, 4.367%, 11/25/2035	5,100,000	5,028,432
Credit-Based Asset Servicing and Securities, "AF2", Series 2004-CB8, 4.134%, 12/25/2035	3,650,000	3,606,049
Encore Credit Receivables NIM Trust, "NOTE", Series 2005-4, 144A, 4.5%, 1/25/2036	1,244,478	1,233,848
Merrill Lynch Mortgage Investors Trust, "A2D", Series 2006-RM1W, 5.595%, 2/25/2037	3,270,000	3,128,215
Merrill Lynch Mortgage Investors, Inc., "A1A", Series 2005-NCB, 5.451%, 7/25/2036	1,616,650	1,607,435
Novastar NIM Trust, "NOTE", Series 2005-N1, 144A, 4.777%, 10/26/2035	760,690	757,380
Park Place Securities NIM Trust, "A", Series 2005-WCH1, 144A, 4.0%, 2/25/2035	207,077	206,747
Renaissance Home Equity Loan Trust, "AF3", Series 2005-2, 4.499%, 8/25/2035	1,360,000	1,332,844
Residential Asset Mortgage Products, Inc., "AI5", Series 2002-RS3, 5.572%, 6/25/2032	3,214,769	3,202,327
Residential Asset Securities Corp., "AI6", Series 2000-KS1, 7.905%, 2/25/2031	1,392,486	1,387,086
Terwin Mortgage Trust, "AF2", Series 2005-14HE, 4.849%, 8/25/2036	6,772,000	6,664,768
		29,519,234
Total Asset Backed (Cost $31,470,087)		31,162,985

US Government Agency Sponsored Pass-Throughs 6.6%
Federal Home Loan Mortgage Corp., 6.0%, 8/1/2035	2,919,850	2,883,703
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 10/1/2033	9,618,389	8,881,914
5.0%, with various maturities from 4/1/2025 until 3/1/2034	17,754,598	16,945,871
5.5%, with various maturities from 7/1/2023 until 4/1/2026	8,719,139	8,552,926
6.5%, with various maturities from 9/1/2016 until 6/1/2036	8,407,278	8,512,527
8.0%, 9/1/2015	740,664	778,980
Total US Government Agency Sponsored Pass-Throughs (Cost $47,769,649)		46,555,921

Commercial and Non-Agency Mortgage-Backed Securities 27.5%
Adjustable Rate Mortgage Trust, "1A4", Series 2006-2, 5.781%*, 5/25/2036	3,190,000	3,179,508
Banc of America Commercial Mortgage, Inc., "A4", Series 2005-5, 5.115%, 10/10/2045	5,120,000	4,906,497
Banc of America Funding Corp., "3A2", Series 2006-G, 5.75%*, 7/20/2036	3,183,000	3,090,618
Banc of America Mortgage Securities, "2A8", Series 2003-J, 4.197%*, 11/25/2033	3,610,000	3,543,389
Bear Stearns Adjustable Rate Mortgage Trust:
"2A3", Series 2005-4, 4.45%, 8/25/2035	2,590,000	2,497,986
"A1", Series 2006-1, 4.625%, 2/25/2036	8,262,026	8,025,299
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.277%*, 12/25/2035	5,689,527	5,595,755
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	2,697,333	2,681,272
Citigroup Commercial Mortgage Trust, "A5", Series 2004-C2, 4.733%, 10/15/2041	1,360,000	1,277,195
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7%, 3/25/2036	4,818,119	4,695,617
"1A1", Series 2006-AR1, 4.9%, 10/25/2035	1,692,321	1,662,174
"1A2", Series 2006-AR2, 5.565%*, 3/25/2036	3,104,116	3,086,865
"1A3A", Series 2006-AR5, 5.961%, 7/25/2036	3,028,590	3,015,080
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	3,491,722	3,531,003
Countrywide Alternative Loan Trust:
"2A2", Series 2004-18CB, 5.125%, 9/25/2034	4,920,000	4,880,447
"1A5", Series 2003-J1, 5.25%, 10/25/2033	2,561,524	2,530,050
"1A1", Series 2004-J1, 6.0%, 2/25/2034	440,087	437,155
"7A1", Series 2004-J2, 6.0%, 12/25/2033	1,201,011	1,180,744
"A1", Series 2004-35T2, 6.0%, 2/25/2035	2,907,941	2,901,179
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	1,389,250	1,381,999
GE Capital Commercial Mortgage Corp., "AAB", Series 2005-C3, 4.94%, 7/10/2045	3,275,000	3,150,854
GMAC Mortgage Corp. Loan Trust:
"A15", Series 2004-J1, 5.25%, 4/25/2034	2,071,488	2,053,876
"A1", Series 2006-J1, 5.75%, 4/25/2036	6,827,262	6,798,301
Greenwich Capital Commercial Funding Corp., "AAB", Series 2006-GG7, 6.11%, 7/10/2038	3,100,000	3,152,930
GS Mortgage Securities Corp. II:
"A4", Series 2005-GG4, 4.761%, 7/10/2039	5,255,000	4,919,046
"C", Series 1998-C1, 6.91%, 10/18/2030	3,255,000	3,337,161
GSR Mortgage Loan Trust:
"4A5", Series 2005-AR6, 4.553%*, 9/25/2035	3,705,000	3,589,208
"2A4", Series 2006-AR1, 5.196%*, 1/25/2036	5,145,000	5,080,551
JPMorgan Mortgage Trust, "2A4", Series 2006-A2, 5.77%*, 4/25/2036	4,085,000	4,086,920
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	3,310,000	3,239,383
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	6,998,583	6,953,530
"3A1", Series 2004-5, 6.5%, 6/25/2034	681,470	684,026
"5A1", Series 2005-2, 6.5%, 12/25/2034	1,078,249	1,081,619
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%, 10/25/2033	2,926,793	2,816,125
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	465,000	445,964
Merrill Lynch Mortgage Investors, Inc., "1A1", Series 2006-A1, 5.911%*, 3/25/2036	4,429,555	4,437,987
Mortgage Capital Funding, Inc., "A2", Series 1998-MC3, 6.337%, 11/18/2031	2,823,970	2,851,776
Residential Accredit Loans, Inc.:
"CB", Series 2004-QS2, 5.75%, 2/25/2034	4,239,870	4,147,122
"A2", Series 2006-QS4, 6.0%, 4/25/2036	1,984,058	1,977,087
Structured Adjustable Rate Mortgage Loan:
"9A1", Series 2005-18, 5.25%, 9/25/2035	2,720,597	2,688,847
"2A1", Series 2006-1, 5.66%*, 2/25/2036	3,260,755	3,235,947
"2A2", Series 2006-5, 6.0%*, 6/25/2036	4,751,000	4,763,620
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	993,660	935,593
Wachovia Bank Commercial Mortgage Trust, "AMFX", Series 2005-C20, 5.179%, 7/15/2042	6,855,000	6,558,548
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.16%*, 10/20/2035	5,818,897	5,714,965
Washington Mutual:
"A6", Series 2004-AR5, 3.847%*, 6/25/2034	4,070,000	3,895,224
"A7, Series 2004-AR9, 4.166%*, 8/25/2034	3,681,000	3,543,765
"1A1", Series 2006-AR2, 5.33%*, 3/25/2037	4,882,558	4,832,432
"1A4", Series 2006-AR8, 5.942%, 8/25/2046	4,655,000	4,634,982
Wells Fargo Mortgage Backed Securities Trust:
"B1", Series 2005-AR12, 4.325%*, 7/25/2035	3,506,550	3,343,748
"2A5", Series 2006-AR2, 5.092%*, 3/25/2036	11,175,501	11,012,981
"A1", Series 2006-3, 5.5%, 3/25/2036	3,384,172	3,344,792
"2A5", Series 2006-AR1, 5.566%*, 3/25/2036	3,340,000	3,271,896
"1A3", Series 2006-6, 5.75%, 5/25/2036	3,401,937	3,384,253
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $195,302,411		194,064,891

Collateralized Mortgage Obligations 14.1%
Fannie Mae Whole Loan:
"2A3", Series 2003-W3, 4.16%, 6/25/2042	794,822	790,507
"1A1", Series 2004-W15, 6.0%, 8/25/2044	3,110,873	3,098,578
Federal Home Loan Mortgage Corp.:
"BG", Series 2869, 5.0%, 7/15/2033	815,000	768,304
"JG", Series 2937, 5.0%, 8/15/2033	7,240,000	6,769,768
"KD", Series 2915, 5.0%, 9/15/2033	3,266,000	3,071,359
"OG", Series 2889, 5.0%, 5/15/2033	7,102,000	6,687,651
"PE", Series 2721, 5.0%, 1/15/2023	345,000	325,750
"PE", Series 2898, 5.0%, 5/15/2033	3,440,000	3,236,303
"PG", Series 2734, 5.0%, 7/15/2032	6,738,000	6,357,893
"QE", Series 2991, 5.0%, 8/15/2034	5,609,000	5,248,472
"TK", Series 2693, 5.0%, 8/15/2027	5,412,000	5,325,962
"UE", Series 2764, 5.0%, 10/15/2032	6,133,000	5,789,002
"UE", Series 2911, 5.0%, 6/15/2033	3,585,000	3,370,906
"XD", Series 2941, 5.0%, 5/15/2033	5,962,000	5,595,168
"CH", Series 2390, 5.5%, 12/15/2016	2,272,000	2,254,301
"PE", Series 2522, 5.5%, 3/15/2022	11,050,000	11,046,352
"B", Series 1997-M5, 6.65%, 8/25/2007	1,084,592	1,086,506
Federal National Mortgage Association:
"C", Series 2002-M2, 4.717%, 8/25/2012	9,425,000	9,058,173
"PE", Series 2005-44, 5.0%, 7/25/2033	1,350,000	1,263,451
"QD", Series 2005-29, 5.0%, 8/25/2033	2,485,000	2,326,999
"OG", Series 2001-69, 5.5%, 12/25/2016	2,005,750	1,996,031
"PG", Series 2002-3, 5.5%, 2/25/2017	3,750,000	3,731,884
"QC", Series 2002-11, 5.5%, 3/25/2017	4,270,000	4,252,151
"VD", Series 2002-56, 6.0%, 4/25/2020	304,100	303,643
"ZQ", Series G92-9, 7.0%, 12/25/2021	1,006,296	1,013,611
Government National Mortgage Association, "GD", Series 2004-26, 5.0%, 11/16/2032	4,994,000	4,658,890
Total Collateralized Mortgage Obligations (Cost $102,627,813)		99,427,615

Municipal Bonds and Notes 4.9%
Brockton, MA, General Obligation, Economic Development, Series A, 6.45%, 5/1/2017 (c)	1,825,000	1,912,746
Hoboken, NJ, Series B, 5.33%, 2/1/2018 (c)	5,130,000	4,997,184
Illinois, State General Obligation, 4.95%, 6/1/2023	5,275,000	4,863,972
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	3,555,000	3,446,466
La Quinta, CA, Redevelopment Agency Tax Allocation, Redevelopment Project Area No. 1, 6.24%, 9/1/2023 (c)	390,000	397,960
Muscatine, IA, Electric Revenue, 3.96%, 1/1/2008 (c)	3,000,000	2,933,160
Portland, OR, River District, Renewal & Redevelopment Revenue, Series B, 3.8%, 6/15/2012 (c)	1,955,000	1,802,608
South Portland, ME, State General Obligation, 5.1%, 3/1/2017 (c)	1,890,000	1,802,871
Union City, CA, Taxable Pension Obligation, 5.36%, 7/1/2014 (c)	3,890,000	3,833,906
Union County, NJ, Improvement Authority, Student Loan Revenue, 5.29%, 4/1/2018 (c)	4,245,000	4,090,821
Virgin Islands, Port Authority Marine Revenue, Series B, 5.08%, 9/1/2013 (c)	3,600,000	3,504,492
Washington, State Economic Development Finance Authority Revenue, CSC Tacoma LLC Project, Series A, 3.8%, 10/1/2011 (c)	1,335,000	1,244,474
Total Municipal Bonds and Notes (Cost $36,129,333)		34,830,660

US Treasury Obligations 9.1%
US Treasury Bonds:
6.0%, 2/15/2026 (b)	18,734,000	20,623,493
6.125%, 11/15/2027	130,000	145,966
7.5%, 11/15/2016	2,280,000	2,727,272
8.125%, 8/15/2019	7,063,000	9,051,672
US Treasury Notes:
2.875%, 11/30/2006	6,680,000	6,629,900
3.625%, 4/30/2007	12,034,000	11,900,025
4.25%, 8/15/2013	1,740,000	1,669,652
4.25%, 11/15/2013 (b)	6,337,000	6,068,419
7.25%, 5/15/2016	4,510,000	5,279,519
Total US Treasury Obligations (Cost $65,985,136)		64,095,918
	Shares	Value ($)

Preferred Stocks 2.0%
Arch Capital Group Ltd., 8.0%	13,089	334,997
BAC Capital Trust XI, 6.625%	1,285,000	1,309,295
Dresdner Funding Trust I, 144A, 8.151%	1,445,000	1,645,981
Farm Credit Bank of Texas, Series 1, 7.561%	452,000	475,893
MUFG Capital Finance 1 Ltd., 6.346%	4,950,000	4,841,649
RBS Capital Trust III, 5.512%	1,259,000	1,191,819
Wachovia Capital Trust III, 5.8%	3,940,000	3,876,164
Xerox Capital Trust I, 8.0%	15,000	15,149
Total Preferred Stocks (Cost $13,853,470)		13,690,947
	Units	Value ($)

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $47,346)	55,000	44,275
	Shares	Value ($)

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, Series AI, 9.75%, (PIK) (Cost $28,000)	4	27,900

Securities Lending Collateral 3.8%
Daily Assets Fund Institutional, 5.24% (d) (e) (Cost $26,956,627)	26,956,627	26,956,627

Cash Equivalents 2.6%
Cash Management QP Trust, 5.3% (f) (Cost $18,235,139)	18,235,139	18,235,139
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $742,547,367)+	103.1	727,756,750
Other Assets and Liabilities, Net	(3.1)	(22,067,212)
Net Assets	100.0	705,689,538

* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

+ The cost for federal income tax purposes was $744,323,235. At July 31, 2006, net unrealized depreciation for all securities based on tax cost was $16,566,485. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,456,851 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $19,023,336.

(a) Principal amount stated in US dollars unless otherwise noted.

(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at July 31, 2006 amounted to $26,390,445 which is 3.7% of net assets.

(c) Bond is insured by one of these companies:

Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group	0.7
Financial Guaranty Insurance Company	0.3
Financial Security Assurance, Inc.	1.0
MBIA Corp.	1.6

(d) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.

(e) Represents collateral held in connection with securities lending.

(f) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in kind.

REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

As of July 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
USD	871,703	BRL	1,950,000	10/27/2006	5,806
GBP	964,024	CHF	2,200,000	10/27/2006	870
GBP	1,939,750	JPY	413,000,000	10/27/2006	17,182
MXN	25,185,000	USD	2,290,337	10/27/2006	3,001
MXN	40,190,000	USD	3,666,971	10/27/2006	16,860
USD	3,575,333	NOK	22,400,000	10/27/2006	85,913
USD	3,727,628	SEK	27,180,000	10/27/2006	71,162
Total net unrealized appreciation					200,794
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation (US$)
CAD	2,080,000	USD	1,831,550	10/27/2006	(11,665)
EUR	1,400,000	USD	1,777,412	10/27/2006	(21,012)
GBP	2,170,000	USD	4,002,044	10/27/2006	(59,062)
TRY	370,000	USD	230,186	10/27/2006	(9,370)
Total net unrealized depreciation					(101,109)
Currency Abbreviations

ARS Argentine Peso

BRL Brazilian Real

CAD Canadian Dollar

CHF Swiss Franc

EUR Euro

GBP British Pound

IDR Indonesian Rupiah

JPY Japanese Yen

MXN Mexican Peso

MYR Malaysian Ringgit

NOK Norwegian Krone

PEN Peruvian Nuevo Sol

RUB New Russian Ruble

SEK Swedish Krona

TRY New Turkish Lira

USD United States Dollar

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of July 31, 2006 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $697,355,601) — including $26,390,445 of securities loaned	$ 682,564,984
Investment in Daily Assets Fund Institutional (cost $26,956,627)*	26,956,627
Investment in Cash Management QP Trust (cost $18,235,139)	18,235,139
Total investments in securities, at value (cost $742,547,367)	727,756,750
Receivable for investments sold	3,783,013
Dividends receivable	6,526
Interest receivable	6,916,467
Receivable for Fund shares sold	361,414
Unrealized appreciation on forward foreign currency exchange contracts	200,794
Other assets	57,632
Total assets	739,082,596
Liabilities
Due to custodian bank	772,963
Payable for investments purchased	3,200,876
Unrealized depreciation on forward foreign currency exchange contracts	101,109
Payable for Fund shares redeemed	1,207,085
Payable upon return of securities loaned	26,956,627
Accrued management fee	264,263
Other accrued expenses and payables	890,135
Total liabilities	33,393,058
Net assets, at value	$ 705,689,538
Net Assets
Net assets consist of: Undistributed net investment income	2,320,536
Net unrealized appreciation (depreciation) on: Investments	(14,790,617)
Foreign currency related transactions	96,137
Accumulated net realized gain (loss)	(82,324,918)
Paid-in capital	800,388,400
Net assets, at value	$ 705,689,538

* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of July 31, 2006 (Unaudited) (continued)
Net Asset Value
Class A Net Asset Value and redemption price(a) per share ($219,689,593 ÷ 17,641,095 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.45
Maximum offering price per share (100 ÷ 95.5 of $12.45)	$ 13.04

Class B

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($13,912,238 ÷ 1,117,135 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 12.45

Class C

Net Asset Value, offering and redemption price(a) (subject to contingent deferred sales charge) per share ($13,316,621 ÷ 1,069,832 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)

$ 12.45
Class S Net Asset Value, offering and redemption price(a) per share ($458,417,165 ÷ 36,820,898 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.45
Institutional Class Net Asset Value, offering and redemption price(a) per share ($353,921 ÷ 28,484 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.43

(a) Redemption price per share for shares held less than 15 days is equal to net asset value less a 2% redemption fee.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended July 31, 2006 (Unaudited)
Investment Income
Income: Interest	$ 19,347,515
Interest — Cash Management QP Trust	465,404
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	6,356
Dividends	28,693
Total Income	19,847,968
Expenses: Management fee	1,832,288
Administration fee	118,473
Distribution service fees	415,812
Services to shareholders	744,703
Custodian and accounting fees	86,706
Auditing	42,187
Legal	21,916
Trustees' fees and expenses	10,790
Reports to shareholders and shareholder meeting	309,953
Registration fees	36,989
Other	54,868
Total expenses before expense reductions	3,674,685
Expense reductions	(50,251)
Total expenses after expense reductions	3,624,434
Net investment income	16,223,534
Realized and Unrealized Gain (Loss) on Investment Transactions
Net realized gain (loss) from: Investments	(8,217,549)
Foreign currency related transactions	709,869
(7,507,680)
Net unrealized appreciation (depreciation) during the period on: Investments	(5,779,416)
Foreign currency related transactions	156,734
(5,622,682)
Net gain (loss) on investment transactions	(13,130,362)
Net increase (decrease) in net assets resulting from operations	$ 3,093,172

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended July 31, 2006 (Unaudited)	Year Ended January 31, 2006
Operations: Net investment income	$ 16,223,534	$ 31,965,443
Net realized gain (loss) on investment transactions	(7,507,680)	3,229,423
Net unrealized appreciation (depreciation) during the period on investment transactions	(5,622,682)	(20,111,710)
Net increase (decrease) in net assets resulting from operations	3,093,172	15,083,156
Distributions to shareholders from: Net investment income: Class A	(5,139,495)	(11,516,091)
Class B	(274,607)	(767,984)
Class C	(256,784)	(565,502)
Class AARP	(2,757,764)	(7,664,789)
Class S	(8,488,737)	(17,099,535)
Institutional Class	(8,559)	(198,757)
Fund share transactions: Proceeds from shares sold	36,616,361	95,379,796
Reinvestment of distributions	13,242,190	29,575,112
Cost of shares redeemed	(104,029,273)	(184,093,858)
Redemption fees	4,225	10,320
Net increase (decrease) in net assets from Fund share transactions	(54,166,497)	(59,128,630)
Increase (decrease) in net assets	(67,999,271)	(81,858,132)
Net assets at beginning of period	773,688,809	855,546,941
Net assets at end of period (including undistributed net investment income of $2,320,536 and $3,022,948, respectively)	$ 705,689,538	$ 773,688,809

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended January 31,	2006[a]	2006	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.27	.49	.50	.44	.56	.40
Net realized and unrealized gain (loss) on investment transactions	(.22)	(.26)	.12	.26	.29	(.12)
Total from investment operations	.05	.23	.62	.70	.85	.28
Less distributions from: Net investment income	(.28)	(.59)	(.55)	(.49)	(.60)	(.41)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.45	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	.43**	1.78	4.90	5.57	7.03	2.26**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	220	240	263	283	301	313
Ratio of expenses (%)	1.07*	1.02	1.01	1.07	1.07	1.07*
Ratio of net investment income (%)	4.37*	3.82	3.87	3.47	4.46	5.28*
Portfolio turnover rate (%)	168*	184[e]	156[e]	210[e]	235[e]	152[e]

[a] For the six months ended July 31, 2006 (Unaudited).

[b] For the period from June 25, 2001 (commencement of operations of Class A shares) to January 31, 2002.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] The portfolio turnover rate including mortgage dollar roll transactions was 196%, 190%, 248%, 259% and 180% for the years ended January 31, 2006, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class B Years Ended January 31,	2006[a]	2006	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.22	.38	.39	.35	.47	.35
Net realized and unrealized gain (loss) on investment transactions	(.22)	(.27)	.12	.25	.29	(.12)
Total from investment operations	.00	.11	.51	.60	.76	.23
Less distributions from: Net investment income	(.23)	(.47)	(.44)	(.39)	(.51)	(.36)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.45	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	(.01)e**	.88[e]	3.95[e]	4.86	6.22	1.80**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	14	17	29	47	65	68
Ratio of expenses before expense reductions (%)	2.21*	2.02	1.93	1.83	1.83	1.82*
Ratio of expenses after expense reductions (%)	1.91*	1.90	1.88	1.83	1.83	1.82*
Ratio of net investment income (%)	3.53*	2.94	3.00	2.71	3.70	4.53*
Portfolio turnover rate (%)	168*	184[f]	156[f]	210[f]	235[f]	152[f]

[a] For the six months ended July 31, 2006 (Unaudited).

[b] For the period from June 25, 2001 (commencement of operations of Class B shares) to January 31, 2002.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 196%, 190%, 248%, 259% and 180% for the years ended January 31, 2006, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class C Years Ended January 31,	2006[a]	2006	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.67	$ 13.03	$ 12.97	$ 12.76	$ 12.51	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.22	.38	.39	.36	.48	.35
Net realized and unrealized gain (loss) on investment transactions	(.21)	(.27)	.12	.25	.29	(.12)
Total from investment operations	.01	.11	.51	.61	.77	.23
Less distributions from: Net investment income	(.23)	(.47)	(.45)	(.40)	(.52)	(.36)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.45	$ 12.67	$ 13.03	$ 12.97	$ 12.76	$ 12.51
Total Return (%)[d]	.08e**	.89	4.01[e]	4.88	6.33	1.86**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	13	15	16	19	22	23
Ratio of expenses before expense reductions (%)	1.89*	1.89	1.88	1.73	1.73	1.72*
Ratio of expenses after expense reductions (%)	1.88*	1.89	1.86	1.73	1.73	1.72*
Ratio of net investment income (%)	3.56*	2.95	3.02	2.81	3.80	4.63*
Portfolio turnover rate (%)	168*	184[f]	156[f]	210[f]	235[f]	152[f]

[a] For the six months ended July 31, 2006 (Unaudited).

[b] For the period from June 25, 2001 (commencement of operations of Class C shares) to January 31, 2002.

[c] Based on average shares outstanding during the period.

[d] Total return does not reflect the effect of any sales charges.

[e] Total return would have been lower had certain expenses not been reduced.

[f] The portfolio turnover rate including mortgage dollar roll transactions was 196%, 190%, 248%, 259% and 180% for the years ended January 31, 2006, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Class S Years Ended January 31,	2006[a]	2006	2005	2004	2003	2002
Selected Per Share Data
Net asset value, beginning of period	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51	$ 12.72
Income (loss) from investment operations: Net investment income[b]	.28	.52	.52	.47	.59	.72
Net realized and unrealized gain (loss) on investment transactions	(.21)	(.27)	.12	.26	.29	(.19)
Total from investment operations	.07	.25	.64	.73	.88	.53
Less distributions from: Net investment income	(.30)	(.61)	(.57)	(.52)	(.63)	(.74)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.45	$ 12.68	$ 13.04	$ 12.97	$ 12.76	$ 12.51
Total Return (%)	.53c**	1.98	5.10[c]	5.82	7.29	4.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	458	352	374	408	469	650
Ratio of expenses before expense reductions (%)	.87*	.81	.85	.83	.83	.85
Ratio of expenses after expense reductions (%)	.86*	.81	.84	.83	.83	.85
Ratio of net investment income (%)	4.58*	4.03	4.04	3.71	4.70	5.63
Portfolio turnover rate (%)	168*	184[d]	156[d]	210[d]	235[d]	152[d]

[a] For the six months ended July 31, 2006 (Unaudited).

[b] Based on average shares outstanding during the period.

[c] Total returns would have been lower had certain expenses not been reduced.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 196%, 190%, 248%, 259% and 180% for the years ended January 31, 2006, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Institutional Class Years Ended January 31,	2006[a]	2006	2005	2004	2003	2002[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.66	$ 13.01	$ 12.97	$ 12.76	$ 12.52	$ 12.64
Income (loss) from investment operations: Net investment income[c]	.29	.53	.54	.50	.62	.44
Net realized and unrealized gain (loss) on investment transactions	(.22)	(.25)	.11	.25	.28	(.11)
Total from investment operations	.07	.28	.65	.75	.90	.33
Less distributions from: Net investment income	(.30)	(.63)	(.61)	(.54)	(.66)	(.45)
Redemption fees	.00***	.00***	—	—	—	—
Net asset value, end of period	$ 12.43	$ 12.66	$ 13.01	$ 12.97	$ 12.76	$ 12.52
Total Return (%)	.60**	2.13	5.22	6.03	7.33	2.69**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.4	.4	9.6		13	14
Ratio of expenses (%)	.76*	.68	.66	.62	.63	.62*
Ratio of net investment income (%)	4.68*	4.16	4.22	3.92	4.90	5.73*
Portfolio turnover rate (%)	168*	184[d]	156[d]	210[d]	235[d]	152[d]

[a] For the six months ended July 31, 2006 (Unaudited).

[b] For the period from June 25, 2001 (commencement of operations of Institutional Class shares) to January 31, 2002.

[c] Based on average shares outstanding during the period.

[d] The portfolio turnover rate including mortgage dollar roll transactions was 196%, 190%, 248%, 259% and 180% for the years ended January 31, 2006, 2005, 2004, 2003 and 2002, respectively.

* Annualized

** Not annualized

*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Core Plus Income Fund (the "Fund") is a diversified series of DWS Portfolio Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment management company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered to investors without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other classes. Class S shares are not subject to initial or contingent deferred sales charges and are no longer available to new investors except under certain circumstances. (Please refer to the Fund's Statement of Additional Information.) Shares of Class AARP were designed for members of AARP (see Note C, under the caption Other Related Parties).

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Fund. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Securities Lending. The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to the lending agent. Either the Fund or the borrower may terminate the loan. The Fund is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Foreign Currency Translations. The books and records of the Fund are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Mortgage Dollar Rolls. The Fund may enter into mortgage dollar rolls in which the Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to earn interest and receive principal payments on securities sold. The Fund receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of the securities sold by the Fund may decline below the repurchase price of those securities.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Loan Participations/Assignments. The Fund may invest in US dollar-denominated fixed and floating rate loans ("Loans") arranged through private negotiations between a foreign sovereign entity and one or more financial institutions ("Lenders"). The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the sovereign borrower. The Fund has the right to receive payments of principal, interest and any fees to which they are entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

At January 31, 2006, the Fund had a net tax basis capital loss carryforward of approximately $71,000,000 which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until January 31, 2008 ($19,000,000), January 31, 2009 ($45,000,000), January 31, 2011 ($6,000,000) and January 31, 2014 ($1,000,000), the respective expiration dates, whichever occurs first.

In addition, from November 1, 2005 through January 31, 2006, the Fund incurred approximately $1,800,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ending January 31, 2007.

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for the Fund a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether the Fund is taxable in certain jurisdictions), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006. Management will begin to evaluate the application of the Interpretation to the Fund and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

Distribution of Income and Gains. Net investment income of the Fund is declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to premium amortization on debt securities, investments in foreign denominated investments, forward currency contracts, recognition of certain foreign currency gains (losses) as ordinary income (loss), and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Redemption Fees. The Fund imposes a redemption fee of 2% of the total redemption amount on all Fund shares redeemed or exchanged within 15 days of buying them, either by purchase or exchange. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended July 31, 2006, purchases and sales of investment securities (excluding short-term investments and US Treasury obligations) aggregated $290,638,151 and $289,852,608, respectively. Purchases and sales of US Treasury obligations aggregated $309,137,240 and $374,971,151, respectively.

C. Related Parties

Management Agreement. Under the Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DeIM" or the "Advisor") an indirect, wholly owned subsidiary of Deutsche Bank, AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

Prior to June 1, 2006, in addition to portfolio management services, the Advisor provided certain administrative services in accordance with the Management Agreement. For the period from February 1, 2006 through May 31, 2006, the management fee payable under the Management Agreement was equal to an annual rate as follows:

Annual Management Fee Rate
First $250 million of the Fund's average daily net assets	0.550%
Next $750 million of such net assets	0.520%
Next $1.5 billion of such net assets	0.500%
Next $2.5 billion of such net assets	0.480%
Next $2.5 billion of such net assets	0.450%
Next $2.5 billion of such net assets	0.430%
Next $2.5 billion of such net assets	0.410%
Over $12.5 billion of such net assets	0.400%

Effective June 1, 2006, under the Amended and Restated Investment Management Agreement with the Advisor, the Fund pays a monthly investment management fee based on the Fund's average daily net assets accrued daily and payable monthly, at the following annual rate:

Annual Management Fee Rate
First $250 million of the Fund's average daily net assets	0.465%
Next $750 million of such net assets	0.435%
Next $1.5 billion of such net assets	0.415%
Next $2.5 billion of such net assets	0.395%
Next $2.5 billion of such net assets	0.365%
Next $2.5 billion of such net assets	0.345%
Next $2.5 billion of such net assets	0.325%
Over $12.5 billion of such net assets	0.315%

Accordingly, for the six months ended July 31, 2006, the fee pursuant to the Management Agreement was equivalent to an annualized effective rate of 0.50% of the Fund's average daily net assets.

Pursuant to a written contract, Aberdeen Asset Management Inc. ("AAMI"), a direct, wholly owned subsidiary of Aberdeen Asset Management PLC, serves as subadvisor to the Fund. AAMI is paid for its services by the Advisor from its fee as investment advisor to the Fund.

For the period from February 1, 2006 through May 31, 2006, the Advisor had contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses of each class at 0.84% of average daily net assets for Class A and S shares (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, trustee and trustee counsel fees and organizational and offering expenses). For Class B, C, and Institutional shares, the Advisor had contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 0.90%, (excluding certain expenses such as extraordinary expenses, proxy/shareholder meeting costs, taxes, brokerage, interest, Rule 12b-1 distribution and/or service fees, and trustee and trustee counsel fees and organizational and offering expenses).

Effective June 1, 2006 through September 30, 2006, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the operating expenses at 1.057%, 1.807%, 1.807%, 0.807%, and 0.807%, for Class A, B, C, Institutional, and S, respectively, of average daily net assets (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses).

Administration Fee. Effective June 1, 2006, the Fund entered into an Administrative Services Agreement with the Advisor, pursuant to which the Advisor provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor a fee ("Administration fee") of 0.10% of the Fund's average daily net assets, computed and accrued daily and payable monthly. For the period from June 1, 2006 through July 31, 2006, the Advisor received an Administration fee of $118,473, of which $59,931 is unpaid.

Service Provider Fees. DWS Scudder Investments Service Company ("DWS-SISC"), an affiliate of the Advisor, is the transfer agent, shareholder service agent and dividend-paying agent for Class A, B, C and Institutional Class shares of the Fund. DWS Scudder Service Corporation ("DWS-SSC"), a subsidiary of the Advisor, is the transfer agent, shareholder service agent and dividend-paying agent for Class AARP (through July 14, 2006) and S shares of the Fund. Pursuant to a sub-transfer agency agreement among DWS-SISC and DWS-SSC and DST Systems, Inc. ("DST"), DWS-SISC and DWS-SSC have delegated certain transfer agent and dividend-paying agent functions to DST. DWS-SISC and DWS-SSC compensate DST out of the shareholders servicing fee they receive from the Fund. For the six months ended July 31, 2006, the amounts charged to the Fund by DWS-SISC and DWS-SSC were as follows:

Services to Shareholders	Total Aggregated	Waived	Unpaid at July 31, 2006
Class A	$ 168,250	$ —	$ 93,698
Class B	39,985	22,807	39,186
Class C	14,403	1,127	8,365
Class AARP	84,822	—	39,787
Class S	308,690	22,476	148,557
Institutional Class	153	—	111
	$ 616,303	$ 46,410	$ 329,704

DWS Scudder Fund Accounting Corporation ("DWS-SFAC"), an affiliate of the Advisor, is responsible for computing the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. DWS-SFAC has retained State Street Bank and Trust Company to provide certain administrative, fund accounting and record-keeping services to the Fund. Effective June 1, 2006, these fees are now paid under the Administrative Services Agreement. For the period February 1, 2006 through May 31, 2006, the amounts charged to the Fund by DWS-SFAC for accounting services aggregated $54,936, all of which is paid.

Distribution Service Agreement. Under the Distribution Service Agreement, in accordance with Rule 12b-1 under the 1940 Act, DWS Scudder Distributors, Inc. ("DWS-SDI"), a subsidiary of the Advisor, receives a fee ("Distribution Fee") of 0.75% of average daily net assets of Class B and C shares. Pursuant to the Agreement, DWS-SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the six months ended July 31, 2006, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at July 31, 2006
Class B	$ 56,641	$ 11,888
Class C	52,600	8,773
	$ 109,241	$ 20,661

In addition, DWS-SDI provides information and administrative services ("Service Fee") to Class A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended July 31, 2006, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at July 31, 2006	Annualized Effective Rate
Class A	$ 270,809	$ 71,642.24%
Class B	18,460	4,249.24%
Class C	17,302	5,178.25%
	$ 306,571	$ 81,069

Underwriting Agreement and Contingent Deferred Sales Charge. DWS-SDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended July 31, 2006 aggregated $12,851.

In addition, DWS-SDI receives any contingent deferred sales charge ("CDSC") from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is based on declining rates ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the six months ended July 31, 2006, the CDSC for Class B and C shares aggregated $23,746 and $156, respectively. A deferred sales charge of up to 0.85% is assessed on certain redemptions of Class A shares. For the six months ended July 31, 2006, SDI received $3.

Typesetting and Filing Service Fees. Under an agreement with DeIM, DeIM is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended July 31, 2006, the amount charged to the Fund by DeIM included in reports to shareholders aggregated $20,220, of which $10,080 is unpaid.

Trustees' Fees and Expenses. As compensation for his or her services, each Independent Trustee receives an aggregated annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Board and the Chairman of each committee of the Board receive additional compensation for their his/her services. Payment of such fees and expenses is allocated among all such funds described above in direct proportion to their relative net assets.

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Cash Management QP Trust (the "QP Trust"), and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated fund's investment in the QP Trust.

Other Related Parties. Through December 31, 2005, AARP through its affiliate, AARP Services, Inc., monitored and approved the AARP Investment Program from DWS Scudder, but did not act as an investment advisor or recommend specific mutual funds. The contractual relationship between DWS Scudder and AARP ended on December 31, 2005. As a result, the funds are no longer part of the AARP Investment Program and the AARP name and logo was phased out in 2006.

On June 28, 2006, the Board of the Fund approved the conversion of the Class AARP shares of the Fund into the Class S shares of the Fund. This conversion was completed on July 14, 2006 and Class AARP shares are no longer offered.

D. Expense Reductions

For the six months ended July 31, 2006, the Advisor agreed to reimburse the Fund $3,732, which represents a portion of the fee savings expected to be realized by the Advisor related to the outsourcing by the Advisor of certain administrative services to an unaffiliated service provider.

In addition, the Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the six months ended July 31, 2006, the Fund's custodian fees were reduced by $109 for custody credits earned.

E. Line of Credit

The Fund and several other affiliated funds (the "Participants") share in a $750 million revolving credit facility administered by JPMorgan Chase Bank N.A. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended July 31, 2006		Year Ended January 31, 2006
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	722,271	$ 9,016,791	1,866,697	$ 24,062,910
Class B	50,657	633,440	186,976	2,409,783
Class C	92,765	1,160,725	197,351	2,542,554
Class AARP	202,556	2,534,542	1,198,333	15,460,819
Class S	1,859,742	23,267,313	3,888,490	49,928,130
Institutional Class	266	3,550	75,345	975,600
		$ 36,616,361		$ 95,379,796
Shares issued to shareholders in reinvestment of distributions
Class A	310,931	$ 3,874,315	667,476	$ 8,571,344
Class B	19,390	241,688	51,701	664,237
Class C	15,806	196,902	34,042	436,762
Class AARP	136,454	1,703,074	377,072	4,842,576
Class S	579,466	7,217,688	1,157,735	14,861,436
Institutional Class	686	8,523	15,426	198,757
		$ 13,242,190		$ 29,575,112
Shares redeemed
Class A	(2,304,833)	$ (28,752,361)	(3,772,729)	$ (48,522,678)
Class B	(276,486)	(3,454,431)	(1,129,960)	(14,572,838)
Class C	(203,571)	(2,538,534)	(295,082)	(3,797,995)
Class AARP	(1,811,539)	(22,631,174)	(2,337,230)	(30,027,265)
Class S	(3,735,742)	(46,645,026)	(5,981,016)	(76,904,100)
Institutional Class	(604)	(7,747)	(792,096)	(10,268,982)
		$ (104,029,273)		$ (184,093,858)
Shares converted*
Class AARP	(10,358,230)	(128,517,718)	—	—
Class S	10,364,077	128,517,718	—	—
		$ —		$ —
Redemption fees		$ 4,225		$ 10,320
Net increase (decrease)
Class A	(1,271,631)	$ (15,861,073)	(1,238,556)	$ (15,887,477)
Class B	(206,439)	(2,579,230)	(891,283)	(11,498,816)
Class C	(95,000)	(1,178,880)	(63,689)	(818,679)
Class AARP	(11,830,759)	(146,910,114)	(761,825)	(9,721,208)
Class S	9,067,543	112,358,474	(934,791)	(12,107,826)
Institutional Class	348	4,326	(701,325)	(9,094,624)
		$ (54,166,497)		$ (59,128,630)

* On July 14, 2006, Class AARP shares were converted into Class S shares.

G. Payment made by Affiliates

During the six months ended July 31, 2006, the Advisor fully reimbursed the Fund $1,679 for losses incurred on a trade executed incorrectly. The amount of the loss was less than 0.01% of the Fund's average net assets thus having no impact on the Fund's total return.

H. Regulatory Matters and Litigation

Market Timing Related Regulatory and Litigation Matters. Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including DWS Scudder. The DWS funds' advisors have been cooperating in connection with these inquiries and are in discussions with the regulators concerning proposed settlements. Publicity about mutual fund practices arising from these industry-wide inquiries serves as the general basis of a number of private lawsuits against the DWS funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain DWS funds, the funds' investment advisors and their affiliates, and certain individuals, including in some cases fund Trustees/Directors, officers, and other parties. Each DWS fund's investment advisor has agreed to indemnify the applicable DWS funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding market timing, revenue sharing, fund valuation or other subjects arising from or related to the pending inquiries. It is not possible to determine with certainty what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors.

With respect to the lawsuits, based on currently available information, the funds' investment advisors believe the likelihood that the pending lawsuits will have a material adverse financial impact on a DWS fund is remote and such actions are not likely to materially affect their ability to perform under their investment management agreements with the DWS funds.

With respect to regulatory matters, Deutsche Asset Management ("DeAM") has advised the funds as follows:

DeAM expects to reach final agreements with regulators in 2006 regarding allegations of improper trading in the DWS funds. DeAM expects that it will reach settlement agreements with the Securities and Exchange Commission ("SEC"), the New York Attorney General and the Illinois Secretary of State providing payment of disgorgement, penalties, and investor education contributions totaling approximately $134 million. Approximately $127 million of this amount would be distributed to shareholders of the affected DWS funds in accordance with a distribution plan to be developed by an independent distribution consultant. DeAM does not believe that any of the DWS funds will be named as respondents or defendants in any proceedings. The funds' investment advisors do not believe these amounts will have a material adverse financial impact on them or materially affect their ability to perform under their investment management agreements with the DWS funds. The above-described amounts are not material to Deutsche Bank, and have already been reserved.

Based on the settlement discussions thus far, DeAM believes that it will be able to reach a settlement with the regulators on a basis that is generally consistent with settlements reached by other advisors, taking into account the particular facts and circumstances of market timing at DeAM and at the legacy Scudder and Kemper organizations prior to their acquisition by DeAM in April 2002. Among the terms of the expected settled orders, DeAM would be subject to certain undertakings regarding the conduct of its business in the future, including maintaining existing management fee reductions for certain funds for a period of five years. DeAM expects that these settlements would resolve regulatory allegations that it violated certain provisions of federal and state securities laws (i) by entering into trading arrangements that permitted certain investors to engage in market timing in certain DWS funds and (ii) by failing more generally to make adequate measures to prevent market timing in the DWS funds, primarily during the 1999-2001 period. With respect to the trading arrangements, DeAM expects that the settlement documents will include allegations related to one legacy DeAM arrangement, as well as three legacy Scudder and six legacy Kemper arrangements. All of these trading arrangements originated in businesses that existed prior to the current DeAM organization, which came together as a result of various mergers of the legacy Scudder, Kemper and Deutsche fund groups, and all of the arrangements were terminated prior to the start of the regulatory investigations that began in the summer of 2003. No current DeAM employee approved the trading arrangements.

There is no certainty that the final settlement documents will contain the foregoing terms and conditions. The independent Trustees/ Directors of the DWS funds have carefully monitored these regulatory investigations with the assistance of independent legal counsel and independent economic consultants.

Other Regulatory Matters. The Staff of the SEC has informed counsel for Deutsche Investment Management Americas Inc. ("DeIM"), Deutsche Asset Management, Inc. ("DeAM, Inc.") and Scudder Distributors, Inc. ("SDI") (now known as DWS Scudder Distributors, Inc.), who in turn have informed the DWS funds that on August 29, 2006, the SEC approved an offer of settlement in which DeIM, DeAM, Inc. and SDI would settle an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS fund shares during 2001-2003. DeIM, DeAM, Inc. and SDI expect the settlement with the SEC to be reflected in an order of the SEC which will state, among other things, that DeIM and DeAM, Inc. failed to disclose potential conflicts of interest to the fund Boards and to shareholders relating to SDI's use of certain funds' brokerage commissions to reduce revenue sharing costs to broker-dealer firms with whom it had arrangements to market and distribute DWS fund shares. The brokerage practices which were the subject of the offer of settlement were discontinued in October 2003.

Under the terms of the offer of settlement, in which DeIM, DeAM, Inc. and SDI neither admitted nor denied any of the findings to be contained in the SEC's order, DeIM, DeAM, Inc. and SDI agreed to pay disgorgement, prejudgment interest and civil penalties in the total amount of $19.3 million. The portion of the settlement to be distributed to the funds is approximately $17.8 million and is payable to the funds as prescribed by the settlement order based upon the amount of brokerage commissions from each fund used to satisfy revenue sharing agreements with broker-dealers who sold fund shares. Based on the prescribed settlement order, the Fund is not entitled to a portion of the settlement.

As part of the offer of settlement, DeIM, DeAM, Inc. and SDI also agreed to implement certain measures and undertakings relating to revenue sharing payments including making additional disclosures in the fund Prospectuses or Statements of Additional Information, adopting or modifying relevant policies and procedures and providing regular reporting to the fund Boards.

In addition, SDI has offered to settle with the NASD regarding its practices during 2001-2003 with respect to directing brokerage commissions for portfolio transactions by certain DWS funds to broker-dealers that sold shares in the DWS funds and provided enhanced marketing and distribution for shares in the DWS funds. In the offer, SDI consents to the imposition of a censure by the NASD. SDI expects this settlement to be announced simultaneously with the SEC's announcement of the above-referenced settlement of an administrative proceeding regarding disclosure of brokerage allocation practices.

SDI has also offered to settle with the NASD regarding SDI's provision of non-cash compensation to associated persons of NASD member firms and related policies. In the offer, SDI consents to the imposition of a censure by the NASD and a fine of $425,000. The NASD has not yet accepted SDI's offer.

Other Information

Additional information announced by Deutsche Asset Management regarding the terms of the expected settlements referred to in the Market Timing Related Regulatory and Litigation Matters and Other Regulatory Matters in the Notes to Financial Statements will be made available at www.dws-scudder.com/regulatory_settlements, which will also disclose the terms of any final settlement agreements once they are announced.

Shareholder Meeting Results

A Special Meeting of shareholders (the "Meeting") of DWS Core Plus Income Fund (the "Fund") was held on May 5, 2006 at the offices of Deutsche Asset Management, 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted upon by the shareholders (the resulting votes are presented below).

I. Election of Trustees. ("Number of Votes" represents all funds that are series of DWS Portfolio Trust.)

	Number of Votes:
	For	Withheld
Henry P. Becton, Jr.	41,168,546.623	1,474,462.962
Dawn-Marie Driscoll	41,156,863.949	1,486,145.636
Keith R. Fox	41,170,612.858	1,472,396.727
Kenneth C. Froewiss	41,035,903.929	1,607,105.656
Martin J. Gruber	41,007,768.580	1,635,241.005
Richard J. Herring	41,038,485.742	1,604,523.843
Graham E. Jones	41,141,543.721	1,501,465.864
Rebecca W. Rimel	41,149,833.208	1,493,176.377
Philip Saunders, Jr.	41,151,046.369	1,491,963.216
William N. Searcy, Jr.	41,167,405.745	1,475,603.840
Jean Gleason Stromberg	41,160,364.953	1,482,644.632
Carl W. Vogt	41,163,601.887	1,479,407.698
Axel Schwarzer	41,146,673.408	1,496,336.177

II-A. Approval of an Amended and Restated Investment Management Agreement with the Fund's Current Investment Advisor.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
32,783,645.180	950,255.855	1,680,046.550	7,229,062.000

II-B. Approval of an Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
32,005,039.256	1,718,660.025	1,690,248.304	7,229,062.000

III. Approval of Revised Fundamental Investment Restrictions Regarding Commodities.

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
32,303,761.457	1,404,493.664	1,705,692.464	7,229,062.000

IV. Approval of an Amended and Restated Declaration of Trust. ("Number of Votes" represents all funds that are series of DWS Portfolio Trust.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
32,569,339.585	1,151,694.301	1,692,913.699	7,229,062.000

IV-B. Approval of Further Amendments to an Amended and Restated Declaration of Trust.1 ("Number of Votes" represents all funds that are series of DWS Portfolio Trust.)

Number of Votes:
For	Against	Abstain	Broker Non-Votes*
38,930,398.875	1,407,867.434	1,930,878.548	6,329,087.000

1 This proposal was not approved by the shareholders.

* Broker non-votes are proxies received by the fund from brokers or nominees when the broker or nominee neither has received instructions from the beneficial owner or other persons entitled to vote nor has discretionary power to vote on a particular matter.

Account Management Resources

For shareholders of Classes A, B, C and Institutional
Automated Information Lines

InvestorACCESS (800) 621-1048

Personalized account information, information on other DWS funds and services via touchtone telephone and for Classes A, B, and C only, the ability to exchange or redeem shares.

Web Site

www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 621-1048 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219356 Kansas City, MO 64121-9356
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
	Class A	Class B	Class C	Institutional Class
Nasdaq Symbol	SZIAX	SZIBX	SZICX	SZIIX
CUSIP Number	23337F 102	23337F 201	23337F 300	23337F 607
Fund Number	463	663	763	1463
For shareholders of Class S
Automated Information Lines	SAILTM (800) 728-3337
Personalized account information, the ability to exchange or redeem shares, and information on other DWS funds and services via touchtone telephone.
Web Sites	www.dws-scudder.com

View your account transactions and balances, trade shares, monitor your asset allocation, and change your address, 24 hours a day.

Obtain prospectuses and applications, blank forms, interactive worksheets, news about DWS funds, subscription to fund updates by e-mail, retirement planning information, and more.

For More Information	(800) 728-3337 To speak with a DWS Scudder service representative.
Written Correspondence	DWS Scudder PO Box 219669 Kansas City, MO 64121-9669
Proxy Voting

A description of the fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 is available on our Web site — www.dws-scudder.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at 1-800-621-1048.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Scudder Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148
Class S
Nasdaq Symbol	SCSBX
Fund Number	2063

Privacy Statement

This privacy statement is issued by DWS Scudder Distributors, Inc., Deutsche Investment Management Americas Inc., Deutsche Asset Management, Inc., Investment Company Capital Corporation, DeAM Investor Services, Inc., DWS Trust Company and the DWS Funds.

We never sell customer lists or individual client information. We consider privacy fundamental to our client relationships and adhere to the policies and practices described below to protect current and former clients' information. Internal policies are in place to protect confidentiality, while allowing client needs to be served. Only individuals who need to do so in carrying out their job responsibilities may access client information. We maintain physical, electronic and procedural safeguards that comply with federal and state standards to protect confidentiality. These safeguards extend to all forms of interaction with us, including the Internet.

In the normal course of business, clients give us nonpublic personal information on applications and other forms, on our websites, and through transactions with us or our affiliates. Examples of the nonpublic personal information collected are name, address, Social Security number and transaction and balance information. To be able to serve our clients, certain of this client information is shared with affiliated and nonaffiliated third party service providers such as transfer agents, custodians, and broker-dealers to assist us in processing transactions and servicing your account with us. In addition, we may disclose all of the information we collect to companies that perform marketing services on our behalf or to other financial institutions with which we have joint marketing agreements. The organizations described above that receive client information may only use it for the purpose designated by the companies listed above.

We may also disclose nonpublic personal information about you to other parties as required or permitted by law. For example, we are required or we may provide information to government entities or regulatory bodies in response to requests for information or subpoenas, to private litigants in certain circumstances, to law enforcement authorities, or any time we believe it necessary to protect the firm.

Questions on this policy may be sent to:

DWS Scudder
Attention: Correspondence — Chicago
P.O. Box 219415, Kansas City, MO 64121-9415

For Class S only:

DWS Scudder
Attention: Correspondence,
P.O. Box 219669, Kansas City, MO 64121-9669

February 2006

Notes

Notes

Notes

Notes

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Committee on Independent Trustees/Directors selects and nominates Independent Trustees/Directors. Fund shareholders may submit nominees that will be considered by the committee when a Board vacancy occurs. Submissions should be mailed to: c/o Dawn-Marie Driscoll, PO Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The Chief Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)

There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last half-year (the registrant's second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal controls over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 5, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Plus Income Fund, a series of DWS Portfolio Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 5, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	October 5, 2006